LIABILITY FOR LOANS SOLD (Details) (Liability for loans sold, USD $)	12 Months Ended
	Sep. 30, 2013 item	Sep. 30, 2012
Liability for loans sold
Borrower default period for repurchase mortgage loans sold	90 days
Notice period for breaches of contractual representations or warranties made at the time of sale of loans	90 days
Period within which borrower pays off the loan after origination	120 days
Principal balance of loans sold	$ 412,000,000	$ 343,000,000
Principal balance of mortgage loan repurchase demands on loans previously sold
Received during period	8,720,000	16,639,000
Resolved during period	8,148,000	20,228,000
Unresolved at end of period	5,638,000	5,066,000
Changes in the mortgage loan repurchase reserve
Balance at beginning of period	977,134	1,257,146
Provisions charged to expense	951,065	2,005,865
Amounts paid to resolve demands	(575,104)	(2,285,877)
Balance at end of period	1,353,095	977,134
Amount paid to settle all past, present and potential future make-whole and repurchase claims	(1,950,000)
Number of largest mortgage loan investors to whom amount paid to settle all past, present and potential future make-whole and repurchase claims	2
Share of loans settled to total loans sold	0.33
Resolved by providing additional documentation with no further action required
Principal balance of mortgage loan repurchase demands on loans previously sold
Resolved during period	6,517,000	9,375,000
Resolved by make whole and early payment default payments to reimburse investors for losses incurred
Principal balance of mortgage loan repurchase demands on loans previously sold
Resolved during period	195,000	776,000
Changes in the mortgage loan repurchase reserve
Amounts paid to resolve demands	51,078	147,777
Resolved by repurchasing loans previously sold to investors
Principal balance of mortgage loan repurchase demands on loans previously sold
Resolved during period	1,436,000	889,000
Changes in the mortgage loan repurchase reserve
Amounts paid to resolve demands	328,844	116,324
Payments due upon early payoff of loans previously sold
Changes in the mortgage loan repurchase reserve
Amounts paid to resolve demands	195,182	71,776
Resolved under global settlement agreements
Principal balance of mortgage loan repurchase demands on loans previously sold
Resolved during period		9,188,000
Changes in the mortgage loan repurchase reserve
Amounts paid to resolve demands		$ 1,950,000